Goodwill and intangible assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) segment	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Number of operating segments | segment	2
Impairment charge for intangible assets	€ 0	€ 0	€ 0
Income Approach | Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Percentage of weightings	80.00%
Discount rate	10.00%
Income Approach | Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Percentage of weightings	50.00%
Discount rate	9.00%
Venture Capital Method | Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Percentage of weightings	20.00%
Market Approach | Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	3.0
Market Approach | Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Percentage of weightings	50.00%
Market Approach | Premium | Bottom of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	7.0
Market Approach | Premium | Top of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	6.1
Research and development
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Amortization expense	€ 20,000,000	€ 30,000,000	€ 35,000,000